Other liabilities and provisions (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other liabilities and provisions
Liabilities from payroll	€ 347	€ 301
Accruals for vacation and overtime	365	190
Accrual for restructuring	268	604
Employee bonus	244	397
Security deposit	179	178
Accruals for compensation of Supervisory board	130	180
Customers with a bredit balance	69	8
Accrual for warranty	45	241
Accruals for licenses	33	62
Liabilities from VAT	29	32
Accruals for commissions	28	38
Others	89	98
Total	€ 1,826	€ 2,329